Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification (Details) - GBP (£)
£ in Millions
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 110,062	£ 114,195
Financial assets at fair value through the income statement	158,975	133,086
Derivative financial instruments	307,258	229,236
Financial assets at fair value through other comprehensive income	79,764	65,750
Trading portfolio liabilities	(51,606)	(36,916)
Financial liabilities designated at fair value	(221,460)	(204,326)
Derivative financial liabilities	(307,891)	(229,204)
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	110,062	114,195
Financial assets at fair value through the income statement	158,975	133,086
Derivative financial instruments	307,258	229,236
Financial assets at fair value through other comprehensive income	79,764	65,750
Investment property	10	13
Total assets	656,069	542,280
Trading portfolio liabilities	(51,606)	(36,916)
Financial liabilities designated at fair value	(221,460)	(204,326)
Derivative financial liabilities	(307,891)	(229,204)
Total liabilities	(580,957)	(470,446)
Quoted market prices (Level 1) [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	49,460	60,352
Financial assets at fair value through the income statement	1,877	10,445
Derivative financial instruments	8,761	5,439
Financial assets at fair value through other comprehensive income	20,657	18,755
Investment property	0	0
Total assets	80,755	94,991
Trading portfolio liabilities	(32,411)	(20,977)
Financial liabilities designated at fair value	(123)	(82)
Derivative financial liabilities	(8,445)	(5,305)
Total liabilities	(40,979)	(26,364)
Observable inputs (Level 2) [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	57,524	51,579
Financial assets at fair value through the income statement	148,046	114,141
Derivative financial instruments	290,749	220,642
Financial assets at fair value through other comprehensive income	58,760	46,566
Investment property	0	0
Total assets	555,079	432,928
Trading portfolio liabilities	(19,195)	(15,939)
Financial liabilities designated at fair value	(220,968)	(203,882)
Derivative financial liabilities	(290,514)	(219,910)
Total liabilities	(530,677)	(439,731)
Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Total assets	20,235	14,361
Total liabilities	(9,301)	(4,351)
Significant unobservable inputs (Level 3) [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	3,078	2,264
Financial assets at fair value through the income statement	9,052	8,500
Derivative financial instruments	7,748	3,155
Financial assets at fair value through other comprehensive income	347	429
Investment property	10	13
Total assets	20,235	14,361
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	(369)	(362)
Derivative financial liabilities	(8,932)	(3,989)
Total liabilities	£ (9,301)	£ (4,351)